Estimates (Property, Plant and Equipment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	$ 33,917	$ 30,388
Less - Accumulated depreciation	(3,235)	(2,104)
PROPERTY, PLANT AND EQUIPMENT, net	30,682	28,284
Land and Land Improvements [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	881	553
Building and Building Improvements [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	939	692
Pipelines [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	21,494	19,505
Natural gas and NGL storage facilities (5 to 46 years)
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	1,083	1,057
Bulk storage, equipment and facilities (2 to 83 years)
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	1,933	1,745
Tanks and other equipment (5 to 40 years)
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	1,697	1,194
Retail Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	450	258
Vehicles [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	156	154
Right of way (20 to 83 years)
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	2,190	2,134
Furniture and fixtures (2 to 25 years)
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	51	67
Linepack [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	118	118
Pad gas [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	52	58
Other (1 to 48 years)
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	708	880
Construction work-in-process [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	$ 2,165	$ 1,973